Business Combinations - Fair Value of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 42,607		$ 8,605	$ 8,873	$ 3,817
2019 Business Combinations
Business Acquisition [Line Items]
Tangible net assets				895
Goodwill				4,852
Total net asset value				6,617
2019 Business Combinations | Developed technology and content
Business Acquisition [Line Items]
Finite-lived intangible assets				620
2019 Business Combinations | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets				60
2019 Business Combinations | Trade name
Business Acquisition [Line Items]
Indefinite-lived intangible assets				$ 190
MediaPro Holdings
Business Acquisition [Line Items]
Accounts receivable		$ 1,391
Other assets acquired		4,171
Deferred revenue		(3,919)
Other liabilities acquired		(3,172)
Total identifiable net assets assumed		3,671
Goodwill		34,243
Total net asset value		37,914
MediaPro Holdings | Acquired content
Business Acquisition [Line Items]
Finite-lived intangible assets		1,600
MediaPro Holdings | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets		3,300
MediaPro Holdings | Trade name
Business Acquisition [Line Items]
Indefinite-lived intangible assets		$ 300